Class A Prospectus | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS A
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A Prospectus PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A Prospectus PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND CLASS A
Management Fees		0.20%
Distribution (12b-1) Fees	[1]	none
Other Expenses		0.44%
Shareholder Servicing Fees		0.25%
Other		0.19%
Total Annual Fund Operating Expenses		0.64%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees (the "Board") has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2014, at which time the Board will determine whether to renew, revise or discontinue it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Prospectus PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND CLASS A	65	226	402	909

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania, political subdivisions and financing authorities thereof, and each of their agencies or instrumentalities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax ("Pennsylvania municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

High quality money market instruments include securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax. The Fund may also invest in repurchase agreements collateralized by, but not limited to, cash, government securities, eligible commercial paper or investment grade fixed income obligations and issued by financial institutions such as banks or broker dealers. Investment grade fixed income securities are securities rated in one of the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. Up to 20% of the Fund's assets may be invested in non-Pennsylvania municipal money market investments, the interest on which is subject to Pennsylvania personal and corporate income tax and/or subject to federal income tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser may use gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Counter-party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Management Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Adviser and its affiliates are under no obligation to support the share price of the Fund. The failure of any money market fund to maintain a stable NAV could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not impact the Fund in the future. In 2010, the Securities and Exchange Commission ("SEC") adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent weighted average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. In addition, the SEC has proposed additional reforms to money market fund regulation, which, if adopted, may adversely affect money market funds' operations and/or return potential. The SEC or other regulatory authorities may adopt additional reforms to money market regulation, which may impact the operations and performance of the Fund.

Municipal Securities Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease the value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments. The municipal securities held by a Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt, or changes in federal or state tax laws may cause the prices of municipal securities to fall or could affect the tax-exempt status of municipal securities. Municipal securities are also subject to liquidity risk.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, events in Pennsylvania are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of multiple states.

Tax Risk. Distributions of capital gains and other taxable income will be subject to applicable federal, state and local income taxes. Interest on certain municipal securities that are exempt from federal income tax may, nonetheless, be subject to the alternative minimum tax. Shareholders should consult with their tax advisors when determining the taxable nature of any fund distributions for federal, state or local tax purposes. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/
Funds_Performance/Fund_Snapshot/FundID_356/
Overview.fs or by calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2012 was 0.08%.

Calendar Year Total Returns

Best Quarter	0.81%	(09/30/2007)
Worst Quarter	0.01%	(09/30/2012)
The Fund's year-to-date total return for Class A Shares through June 30, 2013 was 0.01%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Prospectus PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND CLASS A	0.03%	0.40%	1.10%